Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Lease Commitments [Abstract]
Future Minimum Rental Payments	Future Minimum Rentals (dollars in millions)

Years Ended December 31,
2016	$56.6
2017	47.0
2018	44.7
2019	41.7
2020	35.2
Thereafter	80.0
Total	$305.2

Schedule Of Rental Expense For Premises, Net Of Sublease Income, And Equipment

	Years Ended December 31,
(dollars in millions)	2015	2014	2013
Premises	$30.6	$20.1	$19.0
Equipment	6.4	3.4	3.0
Total	$37.0	$23.5	$22.0